Business Combinations and Acquisition of Non-controlling Interests - Summary of Valuation Techniques Used for Measuring Fair Value of Separately Identified Intangible Assets (Details)	12 Months Ended
Dec. 31, 2020
EEM Licenciamento de Programas Educacionais S.A. ("Escola em Movimento") | Customer Relationship
Business Combinations and Acquisition of Non-controlling Interests
Valuation technique	Multi-period excess earning methodThe method considers the present value of net cash flows expected to be generated by customer relationship, by excluding any cash flows related to contributory assets.
EEM Licenciamento de Programas Educacionais S.A. ("Escola em Movimento") | Software
Business Combinations and Acquisition of Non-controlling Interests
Valuation technique	Replacement costThe method considers the amount that an entity would have to pay to replace at the present time, according to its current worth.
EEM Licenciamento de Programas Educacionais S.A. ("Escola em Movimento") | Trademarks
Business Combinations and Acquisition of Non-controlling Interests
Valuation technique	Relief-from-royalty methodThe relief-from-royalty method considers the discount estimated royalty payments that are expected to be avoided as a result of the trademarks being owned.
EEM Licenciamento de Programas Educacionais S.A. ("Escola em Movimento") | Non-compete agreement
Business Combinations and Acquisition of Non-controlling Interests
Valuation technique	With-and-without methodThe With-and-Without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another, considering its non-existence.
WPensar S.A. | Customer Relationship
Business Combinations and Acquisition of Non-controlling Interests
Valuation technique	Multi-period excess earning methodThe method considers the present value of net cash flows expected to be generated by customer relationship, by excluding any cash flows related to contributory assets.
WPensar S.A. | Software
Business Combinations and Acquisition of Non-controlling Interests
Valuation technique	Replacement costThe method considers the amount that an entity would have to pay to replace at the present time, according to its current worth.
WPensar S.A. | Non-compete agreement
Business Combinations and Acquisition of Non-controlling Interests
Valuation technique	With-and-without methodThe With-and-Without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another, considering its non-existence.
Nave a Vela Ltda. ("Nave") | Customer Relationship
Business Combinations and Acquisition of Non-controlling Interests
Valuation technique	Multi-period excess earning methodThe method considers the present value of net cash flows expected to be generated by customer relationship, by excluding any cash flows related to contributory assets.
Nave a Vela Ltda. ("Nave") | Educational system
Business Combinations and Acquisition of Non-controlling Interests
Valuation technique	Relief-from-royalty methodThe relief-from-royalty method considers the discount estimated royalty payments that are expected to be avoided as a result of the educational system being owned.
Nave a Vela Ltda. ("Nave") | Trademarks
Business Combinations and Acquisition of Non-controlling Interests
Valuation technique	Relief-from-royalty methodThe relief-from-royalty method considers the discount estimated royalty payments that are expected to be avoided as a result of the trademarks being owned.
Nave a Vela Ltda. ("Nave") | Non-compete agreement
Business Combinations and Acquisition of Non-controlling Interests
Valuation technique	With-and-without methodThe With-and-Without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another, considering its non-existence.
Studos Software Ltda. | Customer Relationship
Business Combinations and Acquisition of Non-controlling Interests
Valuation technique	Multi-period excess earning methodThe method considers the present value of net cash flows expected to be generated by customer relationship, by excluding any cash flows related to contributory assets.
Studos Software Ltda. | Educational system
Business Combinations and Acquisition of Non-controlling Interests
Valuation technique	Relief-from-royalty methodThe relief-from-royalty method considers the discount estimated royalty payments that are expected to be avoided as a result of the educational platform being owned.
Studos Software Ltda. | Non-compete agreement
Business Combinations and Acquisition of Non-controlling Interests
Valuation technique	With-and-without methodThe With-and-Without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another, considering its non-existence.
Geekie | Trademarks
Business Combinations and Acquisition of Non-controlling Interests
Valuation technique	Relief-from-royalty methodThe relief-from-royalty method considers the discount estimated royalty payments that are expected to be avoided as a result of the trademarks being owned.
Escola da Inteligencia Cursos Educacionais Ltda. | Customer Relationship
Business Combinations and Acquisition of Non-controlling Interests
Valuation technique	Multi-period excess earning methodThe method considers the present value of net cash flows expected to be generated by customer relationship, by excluding any cash flows related to contributory assets.
Escola da Inteligencia Cursos Educacionais Ltda. | Educational system
Business Combinations and Acquisition of Non-controlling Interests
Valuation technique	Replacement costThe method considers the amount that an entity would have to pay to replace at the present time, according to its current worth.
Escola da Inteligencia Cursos Educacionais Ltda. | Trademarks
Business Combinations and Acquisition of Non-controlling Interests
Valuation technique	Relief-from-royalty methodThe relief-from-royalty method considers the discount estimated royalty payments that are expected to be avoided as a result of the trademarks being owned.
Escola da Inteligencia Cursos Educacionais Ltda. | Non-compete agreement
Business Combinations and Acquisition of Non-controlling Interests
Valuation technique	With-and-without methodThe With-and-Without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another, considering its non-existence.
Sistema Positivo de Ensino ("Positivo") | Customer Relationship
Business Combinations and Acquisition of Non-controlling Interests
Valuation technique	Multi-period excess earning methodThe method considers the present value of net cash flows expected to be generated by customer relationship, by excluding any cash flows related to contributory assets.
Sistema Positivo de Ensino ("Positivo") | Educational system
Business Combinations and Acquisition of Non-controlling Interests
Valuation technique	Relief-from-royalty methodThe relief-from-royalty method considers the discount estimated royalty payments that are expected to be avoided as a result of the educational system being owned.
Sistema Positivo de Ensino ("Positivo") | Educational platform
Business Combinations and Acquisition of Non-controlling Interests
Valuation technique	Relief-from-royalty methodThe relief-from-royalty method considers the discount estimated royalty payments that are expected to be avoided as a result of the educational platform being owned.
Sistema Positivo de Ensino ("Positivo") | Trademarks
Business Combinations and Acquisition of Non-controlling Interests
Valuation technique	Relief-from-royalty methodThe relief-from-royalty method considers the discount estimated royalty payments that are expected to be avoided as a result of the trademarks being owned.
Sistema Positivo de Ensino ("Positivo") | Non-compete agreement
Business Combinations and Acquisition of Non-controlling Interests
Valuation technique	With-and-without methodThe With-and-Without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another, considering its non-existence.